Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Detail)	12 Months Ended
	Mar. 31, 2015 USD ($) Claim	Mar. 31, 2015 AUD Claim	Mar. 31, 2014 USD ($) Claim	Mar. 31, 2014 AUD Claim	Mar. 31, 2013 USD ($) Claim	Mar. 31, 2013 AUD Claim	Mar. 31, 2012 USD ($) Claim	Mar. 31, 2012 AUD Claim	Mar. 31, 2011 USD ($) Claim	Mar. 31, 2011 AUD Claim
Insurance [Abstract]
Number of open claims at beginning of period	466	466	462	462	592	592	564	564	529	529
Number of new claims	665	665	608	608	542	542	456	456	494	494
Number of closed claims	637	637	604	604	672	672	428	428	459	459
Number of open claims at end of period	494	494	466	466	462	462	592	592	564	564
Average settlement amount per settled claim	$ 222,619	254,209	$ 236,268	253,185	$ 238,615	231,313	$ 228,361	218,610	$ 193,090	204,366
Average settlement amount per case closed	$ 190,468	217,495	$ 198,716	212,944	$ 206,892	200,561	$ 207,019	198,179	$ 163,642	173,199